Stockholders' Deficit - Schedule of Stock Option Activity - 2016 Employee Equity Compensation Plan (Detail) - 2016 Employee Equity Compensation Plan [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Granted	2,085,800
Shares, Exercised	0
Shares, Forfeited / canceled	(63,000)
Shares, Expired	0
Shares, Options outstanding, Ending balance	2,022,800
Shares, Options vested and exercisable	11,875
Shares, Options vested and expected to vest	1,558,096
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Granted	$ 5.02
Weighted-average exercise price, Exercised	0
Weighted-average exercise price, Forfeited	5.00
Weighted-average exercise price, Expired	0
Weighted-Average Exercise Price, Options outstanding, Ending balance	5.02
Weighted-average exercise price, Options vested and exercisable	5.00
Weighted-average exercise price, Options vested and expected to vest	$ 5.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average contractual life, Options outstanding	9 years 4 months 28 days	10 years
Weighted-average contractual life, Options vested and exercisable	9 years 4 months 13 days
Weighted-average contractual life, Options vested and expected to vest	9 years 4 months 24 days
Aggregate intrinsic value, Options outstanding	$ 37
Aggregate intrinsic value, vested and exercisable	0
Aggregate intrinsic value, Vested and expected to vest	$ 28